Financial instruments (Foreign Exchange Forward Contracts) (Details) - Foreign Exchange Forward $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Foreign Currency Derivatives [Abstract]
Notional amount				$ 477,000,000		$ 580,000,000
Weighted-average exchange rate				1.39	1.39	1.37	1.37
Weighted average term	110 days	88 days
Loss on derivative instruments, net, pretax	$ 37		$ 45
Gain on derivative instruments, net, pretax		$ 226
Other Current Assets
Foreign Currency Derivatives [Abstract]
Derivative asset, fair value					$ 0		$ 38
Accounts Payable and Other
Foreign Currency Derivatives [Abstract]
Derivative liability, fair value					$ 10		$ 0